Post-employment benefits	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Post-employment benefits
Note	26 – Post-employment benefits

ITAÚ UNIBANCO HOLDING, through its subsidiaries, sponsors retirement plans to its employees.

Retirement plans are managed by Closed-end Private Pension Entities (EFPC) and are closed to new adhesions. These entities have an independent structure and manage their plans according to the characteristics of their regulations.

There are three types of retirement plans:

•	Defined Benefit Plans (BD): plans which scheduled benefits have their value established in advance, based on salaries and/or length of service of employees, and its cost is actuarially determined;

•

Defined Contribution Plans (CD): are those plans which scheduled benefits have their value permanently adjusted to the investments balance, kept in favor of the participant, including in the benefit concession phase, considering net proceedings of its investment, amounts contributed and benefits paid; and

•

Variable Contribution Plans (CV): in this type of plan, scheduled benefits present a combination of characteristics of defined contribution and defined benefit modalities, and the benefit is actuarially determined based on the investment accumulated by the participant on the eligibility date.

Below is a list of benefit plans and their modalities:

Entity	Benefit plan	Modality
Fundação Itaú Unibanco - Previdência Complementar	Supplementary retirement plan	Defined Benefit
Supplementary Retirement Plan – Flexible Premium Annuity
Franprev benefit plan – PBF
002 benefit plan – PB002
Prebeg benefit plan
UBB PREV defined benefit plan
Benefit Plan II
Itaulam basic plan
Itaú Defined Benefit Plan
REDECARD Retirement Plan
ITAUCARD Retirement Defined Benefit Plan
	Itaubanco Defined Contribution Plan	Defined Contribution
Itaubank Retirement Plan
REDECARD Pension Plan
	Unibanco Pension Plan	Variable Contribution
Itaulam Supplementary Plan
Itaú Defined Contribution Plan
REDECARD Retirement Plan
ITAUCARD Supplementary Retirement Plan
FUNBEP Fundo de Pensão Multipatrocinado	Funbep I Benefit Plan	Defined Benefit Variable Contribution
Funbep II Benefit Plan

The modality of Defined Contribution plans have funds composed by the portions of sponsors’ contributions not yet included in the participant’s account balance due to loss of eligibility to the benefit, as well as of resources arising from the migration of retirement plans in defined benefit modality. The fund is used for future contributions to the individual participants’ accounts, according to the rules of the respective benefit plan regulation.

a)	Main Actuarial Assumptions

Actuarial assumptions of demographic and financial nature should reflect the best estimated about the variables that determine the post-employment benefit amounts.

The main demographic assumptions comprise: mortality table and turnover of active participants and the main financial assumptions include: discount rate, future salary increases, growth of plan benefits and inflation.

	12/31/2018	12/31/2017	12/31/2016
Discount rate (1)	9.72% p.a.	9.98% p.a.	10.24% a.a.
Mortality table (2)	AT-2000	AT-2000	AT-2000
Turnover	Itaú Experience 2008/2010 (3)	Itaú Experience 2008/2010	Exp.Itaú 2008/2010
Future salary growth	4.00% to 7.12 % p.a.	5.04% to 7.12 % p.a.	5.04% to 7.12% p.a.
Growth of the pension fund benefits	4.00 % p.a.	4.00 % p.a.	4.00% p.a.
Inflation	4.00 % p.a.	4.00 % p.a.	4.00% p.a.
Actuarial method	Projected Unit Credit	Projected Unit Credit	Cred.Unit.Projet.

(1)

Determined based on market yield related to National Treasury Notes (NTN-B) and compatible with the economic scenario observed on the balance sheet closing date, considering the volatility of interest market and models used.

(2)	Correspond to those disclosed by SOA – Society of Actuaries, that reflect a 10% increase in the probabilities of survival regarding the respective basic tables.
(3)	Updated to the new expectation of mass behavior.

Retired plans sponsored by foreign subsidiaries - Banco Itaú (Suisse) S.A., Itaú CorpBanca Colombia S.A. and PROSERV - Promociones y Servicios S.A. de C.V. - are structured as Defined Benefit modality and adopt actual assumptions adequate to masses of participants and the economic scenario of each country.

b)	Risk Management

The EFPCs sponsored by ITAÚ UNIBANCO HOLDING are regulated by the National Council for Complementary Pension (CNPC) and PREVIC, has an Executive Board, Advisory and Tax Councils.

Benefits offered have long-tem characteristics and the main factors involved in the management and measurement of their risks are financial risk, inflation risk and biometric risk.

- Financial Risk – the actuarial liability is calculated by adopting a discount rate different from rates earned in investments. If real income from plan investments is lower than yield expected, this may give rise to a deficit. To mitigate this risk and assure the capacity to pay long-term benefits, the plans have a significant percentage of fixed-income securities pegged to the plan commitments, aiming at minimizing volatility and risk of mismatch between assets and liabilities.

- Inflation risk – a large part of liabilities is pegged to inflation risk, making actuarial liabilities sensitive to increase in rates. To mitigate this risk, the same financial risks mitigation strategies are used.

- Demographic Risk – plans that have any obligation actuarially assessed are exposed to biometric risk. In the event the mortality tables used are not adherent to the mass of plan participants, a deficit or surplus may arise in actuarial evaluation. To mitigate this risk, adherence tests to biometric assumptions are conducted to ensure their adequacy to liabilities of respective plans.

For purposes of registering in the balance sheet the EFPCs that manage them, actuarial liabilities of plans use discount rate adherent to its asset portfolio and income and expense flows, according to a study preparedby an independent consulting company. The actuarial method used is the aggregate method, through which the plan costing Is defined by the difference between its equity coverage and the current value of its future liabilities. Observing the methodology established in the respective actuarial technical note. In the event deficit is verified in the concession period above the settlement limits set forth by the legislation in force, a debt agreement is entered into with the sponsor with financial guarantees.

c)	Asset management

The purpose of the management of the funds is the long-term balance between pension assets and liabilities with payment of benefits by exceeding actuarial goals (discount rate plus benefit adjustment index, established in the plan regulations).

Below is a table with the allocation of assets by category, segmented into Quoted in an Active Market and Not Quoted in an Active Market:

	Fair value			% Allocation
Types	12/31/2018	12/31/2017	12/31/2016	12/31/2018	12/31/2017	12/31/2016
Fixed income securities	18,065	16,851	15,134	96.05%	95.81%	91.61%
Quoted in an active market	17,775	16,281	14,751	94.51%	92.57%	89.29%
Non quoted in an active market	290	570	383	1.54%	3.24%	2.32%
Variable income securities	24	19	685	0.13%	0.11%	4.15%
Quoted in an active market	18	15	681	0.09%	0.09%	4.12%
Non quoted in an active market	6	4	4	0.04%	0.02%	0.03%
Structured investments	59	24	9	0.31%	0.14%	0.05%
Quoted in an active market	1	1	1	0.01%	0.01%	0.01%
Non quoted in an active market	58	23	8	0.30%	0.13%	0.04%
Real estate	578	615	623	3.07%	3.49%	3.77%
Loans to participants	82	79	69	0.44%	0.45%	0.42%

Total	18,808	17,588	16,520	100.00%	100.00%	100.00%

The defined benefit plan assets include shares of ITAÚ UNIBANCO HOLDING, its main parent company (ITAÚSA) and of subsidiaries of the latter, with a fair value of R$ 11 (R$ 12 at 12/31/2017), and real estate rented to Group companies, with a fair value of R$ 487 (R$ 531 at 12/31/2017).

d)	Other post-employment benefits

ITAÚ UNIBANCO HOLDING and its subsidiaries do not have additional liabilities related to post-employment benefits, except in cases arising from maintenance commitments assumed in acquisition agreements occurred over the years, as well as those benefits originated from judicial decision in the terms and conditions established, in which there is total or partial sponsorship of health care plan for a specific mass of former employees and their beneficiaries. Its costing is actuarially determined so as to ensure coverage maintenance. These plans are closed to new adhesions.

Assumptions for discount rate, inflation, mortality table and actuarial method are the same used for retirement plans. In the last 3 years, ITAÚ UNIBANCO HOLDING used the percentage of 8.16% p.a. for medical inflation and the percentage of 3% p.a. for aging factor.

Particularly in other post-employment benefits, there is medical inflation risk associated to increase in medical costs above expectation. To mitigate this risk, the same financial risks mitigation strategies are used.

e)	Net amount recognized in the balance sheet

Following is the calculation of the net amount recognized in the balance sheet, corresponding to the defined benefit plan:

	12/31/2018
	BD and CV Plans	CD Plans	Other post- employment benefits	Total
1 - Net assets of the plans	18,808	1,604	0	20,412
2 - Actuarial liabilities	(15,493)	0	(282)	(15,775)

3 - Asset restriction (*)	(3,664)	(939)	0	(4,603)

4 - Net amount recognized in the balance sheet (1+2+3)	(349)	665	(282)	34

Amount recognized in Assets (Note 18a)	66	665	0	731
Amount recognized in Liabilities (Note 18b)	(415)	0	(282)	(697)

	12/31/2017
	BD and CV Plans	CD Plans	Other post- employment benefits	Total
1 - Net assets of the plans	17,588	1,634	—	19,222
2 - Actuarial liabilities	(14,491)	—	(257)	(14,748)

3 - Asset restriction (*)	(3,217)	(912)	—	(4,129)

4 - Net amount recognized in the balance sheet (1+2+3)	(120)	722	(257)	345

Amount recognized in Assets (Note 18a)	345	722	—	1,067
Amount recognized in Liabilities (Note 18b)	(465)	—	(257)	(722)

	12/31/2016
	BD and CV Plans	CD Plans	Other post- employment benefits	Total
1 - Net assets of the plans	16,520	1,287	—	17,807
2 - Actuarial liabilities	(13,723)	—	(221)	(13,944)

3 - Asset restriction (*)	(3,008)	(491)	—	(3,499)

4 - Net amount recognized in the balance sheet (1+2+3)	(211)	796	(221)	364

Amount recognized in Assets (Note 18a)	317	796	—	1,113
Amount recognized in Liabilities (Note 18b)	(528)	—	(221)	(749)

(*)	Corresponds to the excess of the present value of the available economic benefit, in conformity with paragraph 58 of IAS 19.
f)	Change in the net amount recognized in the balance sheet

	12/31/2018
	BD and CV plans				CD plans			Ohter post- employment benefit	Total
	Net assets	Actuarial liabilities	Asset ceiling	Recognized amount	Pension plan fund	Asset ceiling	Recognized amount	Liabilities	Recognized amount
Amounts at the beginning of the period	17,588	(14,491)	(3,217)	(120)	1,634	(912)	722	(257)	345
Amounts recognized in income (loss) (1+2+3)	1,700	(1,454)	(321)	(75)	157	(90)	67	(25)	(33)
1 - Cost of current service	0	(69)	0	(69)	0	0	0	0	(69)
2 - Cost of past service	0	0	0	0	0	0	0	0	0
3 - Net interest (1)	1,700	(1,385)	(321)	(6)	157	(90)	67	(25)	36
Amounts recognized in stockholders’ equity (4+5+6)	580	(688)	(126)	(234)	(102)	63	(39)	(19)	(292)
4 - Effects on asset ceiling	0	0	(126)	(126)	0	63	63	0	(63)
5 - Remeasurements (2) (3)	566	(683)	0	(117)	(102)	0	(102)	(19)	(238)
6 - Exchange variation	14	(5)	0	9	0	0	0	0	9
Other (7+8+9+10)	(1,060)	1,140	0	80	(85)	0	(85)	19	14
7 - Receipt by allocation of funds (4)	0	0	0	0	0	0	0	0	0
8 - Benefits paid	(1,140)	1,140	0	0	0	0	0	19	19
9 - Contributions from sponsor	69	0	0	69	(85)	0	(85)	0	(16)
10 - Contributions from parcipants	11	0	0	11	0	0	0	0	11

Amounts end of the period	18,808	(15,493)	(3,664)	(349)	1,604	(939)	665	(282)	34

	12/31/2017
	BD and CV plans				CD plans			Ohter post- employment benefit	Total
	Net assets	Actuarial liabilities	Asset ceiling	Recognized amount	Pension plan fund	Asset ceiling	Recognized amount	Liabilities	Recognized amount
Amounts at the beginning of the period	16,520	(13,723)	(3,008)	(211)	1,287	(491)	796	(221)	364
Amounts recognized in income (loss) (1+2+3)	1,639	(1,416)	(307)	(84)	126	(50)	76	(22)	(30)
1 - Cost of current service	—	(69)	—	(69)	—	—	—	—	(69)
2 - Cost of past service	—	—	—	—	—	—	—	—	—
3 - Net interest (1)	1,639	(1,347)	(307)	(15)	126	(50)	76	(22)	39
Amounts recognized in stockholders’ equity (4+5+6)	487	(493)	98	92	324	(371)	(47)	(28)	17
4 - Effects on asset ceiling	—	—	97	97	(15)	(371)	(386)	—	(289)
5 - Remeasurements (2) (3)	485	(487)	1	(1)	339	—	339	(28)	310
6 - Exchange variation	2	(6)	—	(4)	—	—	—	—	(4)
Other (7+8+9+10)	(1,058)	1,141	—	83	(103)	—	(103)	14	(6)
7 - Receipt by allocation of funds (4)	—	—	—	—	(12)	—	(12)	—	(12)
8 - Benefits paid	(1,141)	1,141	—	—	—	—	—	14	14
9 - Contributions from sponsor	71	—	—	71	(91)	—	(91)	—	(20)
10 - Contributions from parcipants	12	—	—	12	—	—	—	—	12

Amounts end of the period	17,588	(14,491)	(3,217)	(120)	1,634	(912)	722	(257)	345

	12/31/2016
	BD and CV plans				CD plans			Ohter post- employment benefit	Total
	Net assets	Actuarial liabilities	Asset ceiling	Recognized amount	Pension plan fund	Asset ceiling	Recognized amount	Liabilities	Recognized amount
Amounts at the beginning of the period	13,633	(11,587)	(2,134)	(88)	2,229	(270)	1,959	(179)	1,692
Amounts recognized in income (loss) (1+2+3)	1,483	(1,317)	(241)	(75)	269	(30)	239	(19)	145
1 - Cost of current service	—	(62)	—	(62)	—	—	—	—	(62)
2 - Cost of past service	—	—	—	—	—	—	—	—	—
3 - Net interest (1)	1,483	(1,255)	(241)	(13)	269	(30)	239	(19)	207
Amounts recognized in stockholders’ equity (4+5+6)	2,300	(1,672)	(633)	(5)	(817)	(191)	(1,008)	(36)	(1,049)
4 - Effects on asset ceiling	—	—	(633)	(633)	(1,053)	(191)	(1,244)	—	(1,877)
5 - Remeasurements (2) (3)	2,308	(1,715)	—	593	236	—	236	(36)	793
6 - Exchange variation	(8)	43	—	35	—	—	—	—	35
Other (7+8+9+10)	(896)	853	—	(43)	(394)	—	(394)	13	(424)
7 - Receipt by allocation of funds (4)	—	—	—	—	(515)	—	(515)	—	(515)
8 - Benefits paid	(1,060)	1,060	—	—	—	—	—	13	13
9 - Contributions from sponsor	149	—	—	149	121	—	121	—	270
10 - Contributions from parcipants	15	—	—	15	—	—	—	—	15
11 - Balance arising from the CorpBanca acquisition (Note 3)	—	(207)	—	(207)	—	—	—	—	(207)

Amounts end of the period	16,520	(13,723)	(3,008)	(211)	1,287	(491)	796	(221)	364

(1)

Corresponds to the amount calculated at 01/01/2018 based on the beginning amount (Net Assets, Actuarial Liabilities and Restriction of Assets), taking into account the estimated amount of payments/ receipts of benefits/ contributions, multiplied by the discount rate of 9.98% p.a.(at 01/01/2017 the rate used was 10.24% p.a.);

(2)	Remeasurements recorded in net assets and asset ceiling correspond to the income earned above/below the expected return rate;
(3)	The actual return on assets amounted to R$ 2,266 (R$ 2,124 at 12/31/2017).
(4)	Refers to distribution of excess pension fund from Itaubanco CD Plan.

g)	Defined benefit contribution

	Estimated contribution	Contributions made
	2019	01/01 to 12/31/2018	01/01 to 12/31/2017	01/01 to 12/31/2016
Pension plan - FIU	47	58	58	78
Pension plan - FUNBEP	10	11	14	71

Total	57	69	72	149

h)	Maturity profile of defined benefit liabilities

	Duration (*)	2019	2020	2021	2022	2023	2024 to 2028
Pension plan - FIU	10.88	799	824	859	894	929	5,184
Pension plan - FUNBEP	10.09	370	387	404	420	435	2,362
Other post-employment benefits	12.02	17	18	19	20	21	127

Total		1,186	1,229	1,282	1,334	1,385	7,673

(*)	Average duration of plan´s actuarial liabilities.

i)	Sensitivity analysis

To measure the effects of changes in the key assumptions, sensitivity tests were conducted in actuarial liabilities. The sensitivity analysis considers a vision of the impacts caused by changes in assumptions, which could affect the income for the period and stockholders’ equity at the balance sheet date. This type of analysis is usually carried out under the ceteris paribus condition, in which the sensitivity of a system is measured when only one variable of interest is changed and all the others remain unchanged. The results obtained are shown in the table below:

	BD and CV pension plans			Other post-employment benefits
Main assumptions	Present value of liability	Income	Stockholders’ equity (*)	Present value of liability	Income	Stockholders’ equity (*)
Interest rate
Increase by 0,5%	(718)	—	76	(15)	—	(15)
Decrease by 0,5%	782	—	(250)	17	—	17
Mortality rate
Increase by 5%	(160)	—	45	(6)	—	(6)
Decrease by 5%	167	—	(48)	7	—	7
Medical inflation
Increase by 1%	—	—	—	33	—	33
Decrease by 1%	—	—	—	(28)	—	(28)

(*)	Net of effects of asset ceiling